Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Other non-current asset	$ 3	$ 2
Total non-current assets	3	2
Prepayments	337	292
Other receivables	91	95
Income tax receivable	196	178
Cash and cash equivalents	79,087	77,598
Total current assets	79,711	78,163
Total assets	79,714	78,165
Equity and Liabilities
Share capital	154	152
Other components of equity:
Foreign currency translation reserve	93,315	85,849
Accumulated deficit	(14,825)	(8,432)
Equity attributable to shareholders of the Company	78,644	77,569
Total equity	78,644	77,569
Trade payables	476	82
Accrued liabilities	594	514
Total current liabilities	1,070	596
Total equity and liabilities	$ 79,714	$ 78,165